Investment Strategy	Jun. 24, 2025
ALPS | Kotak India ESG Fund
Prospectus [Line Items]
Strategy Narrative [Text Block]

The Fund’s policy that, to achieve its investment objective, under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in equity and equity-linked securities of “Indian companies” that satisfy the Fund’s environmental, social, and governance (“ESG”) criteria, is replaced with the following policy:

“To achieve its objective, under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in equity and equity-linked securities of “Indian companies”.